Intangible Assets (Details) - Schedule of intangible assets amortization expense - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) - Schedule of intangible assets amortization expense [Line Items]
Gross Carrying Amount	$ 53,492,745	$ 53,492,745	$ 42,867,700
Accumulated Amortization	(1,257,432)	(626,553)	(589,489)
Net Carrying Amount	52,235,313	52,866,192	42,278,211
Krillase intangible assets [Member]
Intangible Assets (Details) - Schedule of intangible assets amortization expense [Line Items]
Gross Carrying Amount	28,600,000	28,600,000	28,600,000
Accumulated Amortization
Net Carrying Amount	28,600,000	28,600,000	28,600,000
Patents in process [Member]
Intangible Assets (Details) - Schedule of intangible assets amortization expense [Line Items]
Gross Carrying Amount	122,745	122,745	119,971
Accumulated Amortization
Net Carrying Amount	122,745	122,745	119,971
DuraGraft patent [Member]
Intangible Assets (Details) - Schedule of intangible assets amortization expense [Line Items]
Gross Carrying Amount	5,256,000	5,256,000	14,147,729
Accumulated Amortization	(875,999)	(572,768)	(589,489)
Net Carrying Amount	4,380,001	4,683,232	13,558,240
Duragraft - Distributor relationship [Member]
Intangible Assets (Details) - Schedule of intangible assets amortization expense [Line Items]
Gross Carrying Amount	308,000	308,000
Accumulated Amortization	(66,733)	(43,633)
Net Carrying Amount	241,267	264,367
Duragraft IPR&D - Cyto Protectant Life Sciences [Member]
Intangible Assets (Details) - Schedule of intangible assets amortization expense [Line Items]
Gross Carrying Amount	12,606,000	12,606,000
Accumulated Amortization
Net Carrying Amount	12,606,000	12,606,000
My Health Logic - Trade name [Member]
Intangible Assets (Details) - Schedule of intangible assets amortization expense [Line Items]
Gross Carrying Amount	450,000	450,000
Accumulated Amortization	(24,911)	(804)
Net Carrying Amount	425,089	449,196
My Health Logic - Biotechnology [Member]
Intangible Assets (Details) - Schedule of intangible assets amortization expense [Line Items]
Gross Carrying Amount	4,600,000	4,600,000
Accumulated Amortization	(209,706)	(6,765)
Net Carrying Amount	4,390,294	4,593,235
My Health Logic - Software [Member]
Intangible Assets (Details) - Schedule of intangible assets amortization expense [Line Items]
Gross Carrying Amount	1,550,000	1,550,000
Accumulated Amortization	(80,083)	(2,583)
Net Carrying Amount	$ 1,469,917	$ 1,547,417